Changes in Project-Related Estimates (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 07, 2017	Jun. 24, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Other accrued liabilities
Changes in project-related estimates
Reserves for project related losses			$ 71,200	$ 62,700
Fixed Price Contract | Southwestern United States
Changes in project-related estimates
Percentage of completion of the project			75.00%
Charge to operations due to changes in cost estimates		$ 60,000	$ 61,300	38,700
Change orders and claims			84,000
Loss on project			93,600
Fixed Price Contract | Northeastern United States
Changes in project-related estimates
Charge to operations due to changes in cost estimates				$ 0	$ 64,400
Joint venture
Changes in project-related estimates
Loss on project			301,500		$ 280,000
Project costs incurred	$ 20,000
Bonds to secure performance			$ 50,000